UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537

Franklin Custodian Funds
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/13

Item 1. Schedule of Investments.

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited)

Franklin DynaTech Fund	Country	Shares	Value
Common Stocks 99.2%			
Aerospace & Defense 2.5%			
The Boeing Co.	United States	130,000	$ 13,317,200
Precision Castparts Corp.	United States	110,000	24,861,100
			38,178,300
Air Freight & Logistics 1.0%			
FedEx Corp.	United States	150,000	14,787,000
Biotechnology 9.0%			
Amgen Inc.	United States	130,000	12,825,800
ªBiogen Idec Inc.	United States	150,000	32,280,000
ªCelgene Corp.	United States	200,000	23,382,000
ªCelldex Therapeutics Inc.	United States	200,000	3,122,000
ªGilead Sciences Inc.	United States	500,000	25,605,000
ªMedivation Inc.	United States	250,000	12,300,000
Novozymes AS	Denmark	150,000	4,801,005
ªOnyx Pharmaceuticals Inc.	United States	150,000	19,899,000
ªQuintiles Transnational Holdings Inc.	United States	38,700	1,647,072
			135,861,877
Capital Markets 1.1%			
The Charles Schwab Corp.	United States	80,000	1,698,400
Financial Engines Inc.	United States	250,000	11,397,500
The Goldman Sachs Group Inc.	United States	25,000	3,781,250
			16,877,150
Chemicals 2.9%			
Cytec Industries Inc.	United States	20,000	1,465,000
Monsanto Co.	United States	225,000	22,230,000
Sigma-Aldrich Corp.	United States	250,000	20,090,000
			43,785,000
Commercial Services & Supplies 0.7%			
ªStericycle Inc.	United States	100,000	11,043,000
Communications Equipment 1.8%			
Motorola Solutions Inc.	United States	200,000	11,546,000
QUALCOMM Inc.	United States	250,000	15,270,000
			26,816,000
Computers & Peripherals 2.2%			
Apple Inc.	United States	80,000	31,686,400
ªStratasys Ltd.	United States	20,000	1,674,800
			33,361,200
Diversified Financial Services 1.6%			
ªIntercontinentalExchange Inc.	United States	50,000	8,888,000
Moody's Corp.	United States	250,000	15,232,500
			24,120,500
Electronic Equipment, Instruments & Components 0.1%			
ªTrimble Navigation Ltd.	United States	10,000	260,100
ªUniversal Display Corp.	United States	25,000	702,750
			962,850
Energy Equipment & Services 6.6%			
Core Laboratories NV	Netherlands	50,000	7,583,000
ªFMC Technologies Inc.	United States	600,000	33,408,000
ªForum Energy Technologies Inc.	United States	370,000	11,259,100
National Oilwell Varco Inc.	United States	200,000	13,780,000
Oceaneering International Inc.	United States	160,000	11,552,000

Franklin Custodian Funds

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Schlumberger Ltd.	United States	300,000	21,498,000
			99,080,100
Food Products 0.8%			
Mead Johnson Nutrition Co., A	United States	150,000	11,884,500
Health Care Equipment & Supplies 2.8%			
Abbott Laboratories	United States	300,000	10,464,000
Edwards Lifesciences Corp.	United States	160,000	10,752,000
[a]HeartWare International Inc.	United States	65,000	6,182,150
[a]Intuitive Surgical Inc.	United States	15,000	7,598,700
Stryker Corp.	United States	100,000	6,468,000
			41,464,850
Health Care Providers & Services 4.0%			
[a]DaVita HealthCare Partners Inc.	United States	100,000	12,080,000
[a]Express Scripts Holding Co.	United States	250,000	15,422,500
McKesson Corp.	United States	200,000	22,900,000
UnitedHealth Group Inc.	United States	150,000	9,822,000
			60,224,500
Health Care Technology 3.1%			
[a]athenahealth Inc.	United States	150,000	12,708,000
[a]Cerner Corp.	United States	350,000	33,631,500
			46,339,500
Internet & Catalog Retail 4.8%			
[a]Amazon.com Inc.	United States	130,000	36,099,700
[a]Asos PLC	United Kingdom	70,000	4,304,690
[a]HomeAway Inc.	United States	75,000	2,425,500
[a]Netflix Inc.	United States	20,000	4,221,800
[a]Priceline.com Inc.	United States	30,000	24,813,900
			71,865,590
Internet Software & Services 9.9%			
[a]Cornerstone OnDemand Inc.	United States	130,000	5,627,700
[a]Demandware Inc.	United States	200,000	8,482,000
[a]eBay Inc.	United States	350,000	18,102,000
[a]Google Inc., A	United States	55,000	48,420,350
[a]LinkedIn Corp., A	United States	130,000	23,179,000
MercadoLibre Inc.	Argentina	100,000	10,776,000
Tencent Holdings Ltd.	China	500,000	19,610,750
[a]Yahoo! Inc.	United States	250,000	6,277,500
[a]Yelp Inc.	United States	250,000	8,692,500
			149,167,800
IT Services 5.9%			
International Business Machines Corp.	United States	50,000	9,555,500
MasterCard Inc., A	United States	65,000	37,342,500
Visa Inc., A	United States	225,000	41,118,750
			88,016,750
Life Sciences Tools & Services 3.0%			
[a]Illumina Inc.	United States	170,000	12,722,800
Thermo Fisher Scientific Inc.	United States	200,000	16,926,000
[a]Waters Corp.	United States	150,000	15,007,500
			44,656,300
Machinery 1.1%			
Flowserve Corp.	United States	300,000	16,203,000
Media 2.2%			
[a]AMC Networks Inc., A	United States	160,000	10,465,600
[a]Liberty Media Corp., A	United States	140,000	17,746,400
[a]Starz, A	United States	250,000	5,525,000
			33,737,000
Oil, Gas & Consumable Fuels 3.1%			
Anadarko Petroleum Corp.	United States	200,000	17,186,000
Noble Energy Inc.	United States	400,000	24,016,000

Pioneer Natural Resources Co.	United States	35,000	5,066,250
			46,268,250
Pharmaceuticals 6.4%			
AbbVie Inc.	United States	300,000	12,402,000
[a]Actavis Inc.	United States	250,000	31,555,000
Allergan Inc.	United States	250,000	21,060,000
Novo Nordisk AS, ADR	Denmark	100,000	15,497,000
Perrigo Co.	United States	100,000	12,100,000
Zoetis Inc.	United States	100,000	3,089,000
			95,703,000
Professional Services 0.8%			
[a]The Advisory Board Co.	United States	100,000	5,465,000
[a]IHS Inc., A	United States	50,000	5,219,000
[a]Verisk Analytics Inc., A	United States	25,000	1,492,500
			12,176,500
Real Estate Investment Trusts (REITs) 1.7%			
American Tower Corp.	United States	350,000	25,609,500
Semiconductors & Semiconductor Equipment 6.7%			
ARM Holdings PLC, ADR	United Kingdom	800,000	28,944,000
ASML Holding NV, N.Y. shs	Netherlands	200,000	15,820,000
[a]Cree Inc.	United States	100,000	6,386,000
[a]Hittite Microwave Corp.	United States	100,000	5,800,000
Intel Corp.	United States	900,000	21,798,000
[a]Lam Research Corp.	United States	250,000	11,085,000
Power Integrations Inc.	United States	130,000	5,272,800
[a]Semtech Corp.	United States	170,000	5,955,100
			101,060,900
Software 10.8%			
[a]ANSYS Inc.	United States	200,000	14,620,000
[a]Aspen Technology Inc.	United States	500,000	14,395,000
[a]CommVault Systems Inc.	United States	50,000	3,794,500
[a]Concur Technologies Inc.	United States	100,000	8,138,000
[a]Guidewire Software Inc.	United States	150,000	6,307,500
[a]Imperva Inc.	United States	200,000	9,008,000
Intuit Inc.	United States	200,000	12,206,000
[a]NetSuite Inc.	United States	300,000	27,522,000
[a]Salesforce.com Inc.	United States	430,000	16,417,400
[a]ServiceNow Inc.	United States	350,000	14,136,500
[a]Splunk Inc.	United States	350,000	16,226,000
[a]Tableau Software Inc.	United States	13,900	770,338
[a]Ultimate Software Group Inc.	United States	100,000	11,729,000
[a]Workday Inc.	United States	100,000	6,409,000
			161,679,238
Textiles, Apparel & Luxury Goods 1.2%			
NIKE Inc., B	United States	150,000	9,552,000
Prada Holding SpA	Italy	1,000,000	9,089,796
			18,641,796
Trading Companies & Distributors 0.9%			
Fastenal Co.	United States	300,000	13,755,000
Wireless Telecommunication Services 0.5%			
[a]SBA Communications Corp.	United States	100,000	7,412,000
Total Common Stocks (Cost $886,053,179)			1,490,738,951
Short Term Investments (Cost $12,447,905) 0.8%			
Money Market Funds 0.8%			
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	12,447,905	12,447,905

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Total Investments (Cost $898,501,084) 100.0%		1,503,186,856
Other Assets, less Liabilities (0.0)%†		(715,657)
Net Assets 100.0%	$	1,502,471,199

† Rounds to less than 0.1% of net assets.
[a] Non-income producing.
[b] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited)

Franklin Growth Fund	Shares	Value
Common Stocks 86.5%		
Automobiles & Components 2.6%		
ªBorgWarner Inc.	600,000	$ 51,690,000
Ford Motor Co.	1,200,000	18,564,000
ªGeneral Motors Co.	600,000	19,986,000
Harley-Davidson Inc.	913,096	50,055,923
Johnson Controls Inc.	1,600,000	57,264,000
Toyota Motor Corp., ADR (Japan)	30,000	3,619,800
		201,179,723
Banks 0.4%		
Wells Fargo & Co.	750,000	30,952,500
Capital Goods 16.3%		
3M Co.	855,000	93,494,250
ABB Ltd., ADR (Switzerland)	1,500,000	32,490,000
The Boeing Co.	1,100,000	112,684,000
Caterpillar Inc.	425,000	35,058,250
Danaher Corp.	1,000,000	63,300,000
Deere & Co.	200,000	16,250,000
Emerson Electric Co.	1,100,000	59,994,000
General Dynamics Corp.	1,000,000	78,330,000
General Electric Co.	1,800,000	41,742,000
Huntington Ingalls Industries Inc.	166,666	9,413,296
Illinois Tool Works Inc.	1,000,000	69,170,000
Ingersoll-Rand PLC	1,100,000	61,072,000
Lockheed Martin Corp.	500,000	54,230,000
Northrop Grumman Corp.	1,100,000	91,080,000
Pall Corp.	850,000	56,465,500
Precision Castparts Corp.	250,000	56,502,500
Raytheon Co.	600,000	39,672,000
Rockwell Collins Inc.	350,000	22,193,500
Textron Inc.	1,600,000	41,680,000
United Technologies Corp.	900,000	83,646,000
W.W. Grainger Inc.	550,000	138,699,000
		1,257,166,296
Commercial & Professional Services 2.3%		
Avery Dennison Corp.	462,000	19,755,120
Dun & Bradstreet Corp.	400,000	38,980,000
Equifax Inc.	500,000	29,465,000
ªIHS Inc., A	450,000	46,971,000
Robert Half International Inc.	150,000	4,984,500
ªStericycle Inc.	200,000	22,086,000
ªVerisk Analytics Inc., A	300,000	17,910,000
		180,151,620
Consumer Durables & Apparel 2.0%		
NIKE Inc., B	900,000	57,312,000
VF Corp.	500,000	96,530,000
		153,842,000
Consumer Services 0.7%		
Carnival Corp.	1,200,000	41,148,000
Interval Leisure Group Inc.	60,020	1,195,598
Starwood Hotels & Resorts Worldwide Inc.	250,000	15,797,500
		58,141,098
Diversified Financials 2.3%		
American Express Co.	600,000	44,856,000
BlackRock Inc.	208,000	53,424,800
JPMorgan Chase & Co.	600,000	31,674,000

T. Rowe Price Group Inc.	625,000	45,718,750
		175,673,550
Energy 4.1%		
Anadarko Petroleum Corp.	675,000	58,002,750
BP PLC, ADR (United Kingdom)	353,542	14,756,843
ConocoPhillips	35,000	2,117,500
Devon Energy Corp.	320,000	16,601,600
Exxon Mobil Corp.	70,000	6,324,500
ªFMC Technologies Inc.	625,000	34,800,000
Halliburton Co.	850,000	35,462,000
National Oilwell Varco Inc.	650,000	44,785,000
Occidental Petroleum Corp.	300,000	26,769,000
Peabody Energy Corp.	950,000	13,908,000
Phillips 66	17,500	1,030,925
Royal Dutch Shell PLC, A, ADR (United Kingdom)	280,000	17,864,000
Schlumberger Ltd.	550,000	39,413,000
Transocean Ltd.	15,222	729,895
		312,565,013
Food & Staples Retailing 0.4%		
CVS Caremark Corp.	600,000	34,308,000
Food, Beverage & Tobacco 2.1%		
Bunge Ltd.	250,000	17,692,500
Mead Johnson Nutrition Co., A	650,000	51,499,500
ªMonster Beverage Corp.	900,000	54,693,000
PepsiCo Inc.	450,000	36,805,500
		160,690,500
Health Care Equipment & Services 6.2%		
Abbott Laboratories	400,000	13,952,000
Aetna Inc.	400,000	25,416,000
ªAllscripts Healthcare Solutions Inc.	1,100,000	14,234,000
Baxter International Inc.	400,000	27,708,000
Cardinal Health Inc.	300,000	14,160,000
ªCareFusion Corp.	1,000,000	36,850,000
Covidien PLC	425,000	26,707,000
ªEdwards Lifesciences Corp.	200,000	13,440,000
ªExpress Scripts Holding Co.	361,648	22,310,065
ªHaemonetics Corp.	1,000,000	41,350,000
ªHenry Schein Inc.	350,000	33,512,500
Hill-Rom Holdings Inc.	300,000	10,104,000
ªIntuitive Surgical Inc.	100,000	50,658,000
Medtronic Inc.	60,000	3,088,200
Quest Diagnostics Inc.	800,000	48,504,000
Stryker Corp.	400,000	25,872,000
Teleflex Inc.	500,000	38,745,000
ªVarian Medical Systems Inc.	300,000	20,235,000
Zimmer Holdings Inc.	100,000	7,494,000
		474,339,765
Household & Personal Products 0.3%		
The Procter & Gamble Co.	335,000	25,791,650
Insurance 0.9%		
Aflac Inc.	600,000	34,872,000
ªBerkshire Hathaway Inc., A	184	31,022,400
		65,894,400
Materials 4.2%		
Air Products and Chemicals Inc.	500,000	45,785,000
Celanese Corp., A	1,200,000	53,760,000
Ecolab Inc.	550,000	46,854,500
Freeport-McMoRan Copper & Gold Inc., B	750,000	20,707,500
Martin Marietta Materials Inc.	225,000	22,144,500
Newcrest Mining Ltd. (Australia)	1,000,000	9,029,076
Praxair Inc.	500,000	57,580,000

Sigma-Aldrich Corp.	800,000	64,288,000
		320,148,576
Media 1.9%		
[a]Live Nation Entertainment Inc.	88,491	1,371,611
The Walt Disney Co.	1,687,290	106,552,363
Washington Post Co., B	80,000	38,701,600
		146,625,574
Pharmaceuticals, Biotechnology & Life Sciences 12.8%		
AbbVie Inc.	400,000	16,536,000
Agilent Technologies Inc.	1,300,000	55,588,000
Allergan Inc.	950,000	80,028,000
Amgen Inc.	1,000,000	98,660,000
[a]Biogen Idec Inc.	500,000	107,600,000
[a]Celgene Corp.	390,000	45,594,900
[a]Covance Inc.	200,000	15,228,000
Eli Lilly & Co.	500,000	24,560,000
[a]Gilead Sciences Inc.	600,000	30,726,000
[a]Hospira Inc.	1,150,000	44,056,500
[a]Illumina Inc.	400,000	29,936,000
Johnson & Johnson	1,200,100	103,040,586
Merck & Co. Inc.	1,000,000	46,450,000
[a]Mettler-Toledo International Inc.	400,000	80,480,000
Pfizer Inc.	2,761,000	77,335,610
Roche Holding AG, ADR (Switzerland)	750,000	46,398,750
Teva Pharmaceutical Industries Ltd., ADR (Israel)	600,000	23,520,000
[a]Waters Corp.	575,000	57,528,750
		983,267,096
Real Estate 0.7%		
American Tower Corp.	715,000	52,316,550
Retailing 1.3%		
[a]Amazon.com Inc.	250,000	69,422,500
Expedia Inc.	200,000	12,030,000
HSN Inc.	100,000	5,372,000
[a]TripAdvisor Inc.	200,000	12,174,000
		98,998,500
Semiconductors & Semiconductor Equipment 0.4%		
Intel Corp.	800,000	19,376,000
[a]SunPower Corp.	133,873	2,771,171
Texas Instruments Inc.	250,000	8,717,500
		30,864,671
Software & Services 10.8%		
[a]Autodesk Inc.	800,000	27,152,000
Automatic Data Processing Inc.	700,000	48,202,000
[a]Check Point Software Technologies Ltd. (Israel)	525,000	26,082,000
[a]Citrix Systems Inc.	275,000	16,590,750
Computer Sciences Corp.	1,400,000	61,278,000
[a]Facebook Inc., A	400,000	9,944,000
[a]Fortinet Inc.	1,500,000	26,250,000
[a]Google Inc., A	150,000	132,055,500
IAC/InterActiveCorp	300,000	14,268,000
[a]Informatica Corp.	800,000	27,984,000
International Business Machines Corp.	600,000	114,666,000
Intuit Inc.	950,000	57,978,500
MasterCard Inc., A	100,000	57,450,000
Microsoft Corp.	1,300,000	44,889,000
Oracle Corp.	2,300,000	70,656,000
Visa Inc., A	300,000	54,825,000
[a]Yahoo! Inc.	1,700,000	42,687,000
		832,957,750
Technology Hardware & Equipment 7.1%		
Apple Inc.	575,000	227,746,000

Franklin Custodian Funds

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Cisco Systems Inc.		2,945,000	71,592,950
EMC Corp.		2,700,000	63,774,000
Hewlett-Packard Co.		1,156,250	28,675,000
Logitech International SA (Switzerland)		150,000	1,057,500
Molex Inc.		71,483	2,097,311
Molex Inc., A		133,100	3,308,866
QUALCOMM Inc.		660,000	40,312,800
[a,b]Research In Motion Ltd. (Canada)		450,000	4,711,500
TE Connectivity Ltd.		1,100,000	50,094,000
[a]Trimble Navigation Ltd.		2,200,000	57,222,000
			550,591,927
Telecommunication Services 0.1%			
America Movil SAB de CV, L, ADR (Mexico)		518,600	11,279,550
Transportation 6.0%			
[a]Air France-KLM, ADR (France)		800,000	7,240,240
[a]Alaska Air Group Inc.		1,600,000	83,200,000
Allegiant Travel Co.		100,000	10,599,000
Arkansas Best Corp.		260,000	5,967,000
C.H. Robinson Worldwide Inc.		267,300	15,051,663
Canadian National Railway Co. (Canada)		500,000	48,635,000
Canadian Pacific Railway Ltd. (Canada)		500,000	60,690,000
Expeditors International of Washington Inc.		600,000	22,806,000
Forward Air Corp.		500,000	19,140,000
Heartland Express Inc.		600,000	8,322,000
[a]International Consolidated Airlines Group SA, ADR (United Kingdom)		1,400,000	28,406,000
Ryanair Holdings PLC, ADR (Ireland)		239,200	12,325,976
Southwest Airlines Co.		100,000	1,289,000
Union Pacific Corp.		600,000	92,568,000
[a]United Continental Holdings Inc.		1,050,000	32,854,500
Werner Enterprises Inc.		462,000	11,166,540
			460,260,919
Utilities 0.6%			
American Water Works Co. Inc.		700,000	28,861,000
NextEra Energy Inc.		250,000	20,370,000
			49,231,000
Total Common Stocks (Cost $3,381,400,657)			6,667,238,228
Short Term Investments 13.7%			
Money Market Funds (Cost $386,244,026) 5.0%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio		386,244,026	386,244,026
		Principal Amount	
Repurchase Agreements (Cost $657,076,595) 8.6%			
[d]Joint Repurchase Agreement, 0.088%, 7/01/13 (Maturity Value $657,081,394)	$	657,076,595	657,076,595
Barclays Capital Inc. (Maturity Value $74,894,137)			
BNP Paribas Securities Corp. (Maturity Value $83,219,359)			
Credit Suisse Securities (USA) LLC (Maturity Value $104,022,555)			
Deutsche Bank Securities Inc. (Maturity Value $82,871,105)			
HSBC Securities (USA) Inc. (Maturity Value $176,840,316)			
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $83,219,359)			
Morgan Stanley & Co. LLC (Maturity Value $52,014,563)			
Collateralized by U.S. Government Agency Securities, 0.13% - 4.625%, 7/09/13 - 8/07/17; [e]U.S.Government Agency Discount Notes, 8/01/13 - 4/21/14; [e]U.S. Treasury Bills, 7/11/13 - 5/01/14; U.S. Treasury Notes, 0.125% - 4.625%, 6/30/13 - 4/30/20; U.S. Treasury Notes, Index Linked, 1.875% - 2.00%, 7/15/13 - 1/15/14; and U.S. Treasury Bonds, 8.75%, 5/15/17 (valued at $670,775,831)			
		Shares	
Investments from Cash Collateral Received for Loaned Securities 0.1%			
Money Market Funds (Cost $6,750,000) 0.1%			
[f]BNY Mellon Overnight Government Fund, 0.074%		6,750,000	6,750,000

Franklin Custodian Funds

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Total Investments (Cost $4,431,471,278) 100.2%	7,717,308,849
Other Assets, less Liabilities (0.2)%	(12,946,956)
Net Assets 100.0%	$ 7,704,361,893

[a] Non-income producing.
[b] A portion or all of the security is on loan at June 30, 2013.
[c] The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[d] Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2013, all repurchase agreements had been entered into on June 28, 2013.
[e] The security is traded on a discount basis with no stated coupon rate.
[f] The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited)

Franklin Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 46.8%			
Consumer Discretionary 0.3%			
[a,b] Dex Media Inc.	United States	2,048,551	$ 35,993,041
[a] General Motors Co., wts., 7/10/16	United States	2,497,592	59,942,208
[a] General Motors Co., wts., 7/10/19	United States	2,497,592	40,835,629
L Brands Inc.	United States	2,000,000	98,500,000
[a] Motors Liquidation Co., Escrow Account	United States	400,000,000	40,000
[a,c] SuperMedia Inc., Litigation Trust	United States	30,326,101	—
			235,310,878
Consumer Staples 0.7%			
PepsiCo Inc.	United States	5,000,000	408,950,000
Safeway Inc.	United States	5,452,000	128,994,320
			537,944,320
Energy 7.8%			
Anadarko Petroleum Corp.	United States	275,000	23,630,750
BP PLC, ADR	United Kingdom	29,050,000	1,212,547,000
[a,b] Callon Petroleum Co.	United States	3,650,000	12,300,500
[b] Canadian Oil Sands Ltd.	Canada	27,500,000	509,273,791
Chevron Corp.	United States	5,500,000	650,870,000
Devon Energy Corp.	United States	3,548,000	184,070,240
Exxon Mobil Corp.	United States	2,000,000	180,700,000
Royal Dutch Shell PLC, A, ADR	United Kingdom	27,500,000	1,754,500,000
Schlumberger Ltd.	United States	4,054,000	290,509,640
Spectra Energy Corp.	United States	12,500,000	430,750,000
Total SA, B, ADR	France	9,000,000	438,300,000
Transocean Ltd.	United States	4,000,000	191,800,000
Woodside Petroleum Ltd.	Australia	3,000,000	96,081,445
			5,975,333,366
Financials 5.2%			
Banco Santander SA	Spain	18,461,373	117,796,263
Barclays PLC	United Kingdom	30,000,000	127,032,807
BlackRock Inc.	United States	1,204,000	309,247,400
Commonwealth Bank of Australia	Australia	3,500,000	221,500,526
Digital Realty Trust Inc.	United States	1,000,000	61,000,000
HSBC Holdings PLC	United Kingdom	40,000,000	414,857,489
JPMorgan Chase & Co.	United States	19,000,000	1,003,010,000
QBE Insurance Group Ltd.	Australia	12,000,000	165,651,986
Royal Bank of Canada	Canada	4,500,000	262,291,340
Wells Fargo & Co.	United States	30,000,000	1,238,100,000
Westfield Retail Trust	Australia	10,000,000	28,358,800
			3,948,846,611
Health Care 6.3%			
Johnson & Johnson	United States	10,000,000	858,600,000
Merck & Co. Inc.	United States	35,750,000	1,660,587,500
Pfizer Inc.	United States	28,500,000	798,285,000
Roche Holding AG	Switzerland	3,761,049	935,435,799
Sanofi, ADR	France	10,000,000	515,100,000
			4,768,008,299
Industrials 3.4%			
[a,b,d] CEVA Holdings LLC	United Kingdom	91,371	82,233,954
Deere & Co.	United States	2,500,000	203,125,000
General Electric Co.	United States	50,000,000	1,159,500,000
Lockheed Martin Corp.	United States	3,500,000	379,610,000
Raytheon Co.	United States	2,000,000	132,240,000
Republic Services Inc.	United States	6,500,000	220,610,000
Waste Management Inc.	United States	10,694,000	431,289,020
			2,608,607,974
Information Technology 1.5%			
Apple Inc.	United States	200,000	79,216,000

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Intel Corp.	United States	22,000,000	532,840,000
Microsoft Corp.	United States	12,000,000	414,360,000
QUALCOMM Inc.	United States	890,000	54,361,200
Texas Instruments Inc.	United States	1,000,000	34,870,000
			1,115,647,200
Materials 6.4%			
Agrium Inc.	Canada	6,600,000	573,936,000
AngloGold Ashanti Ltd., ADR	South Africa	4,059,000	58,043,700
Barrick Gold Corp.	Canada	6,017,292	94,712,176
BHP Billiton PLC	United Kingdom	20,000,000	511,537,929
The Dow Chemical Co.	United States	26,850,000	863,764,500
E. I. du Pont de Nemours and Co.	United States	12,000,000	630,000,000
Freeport-McMoRan Copper & Gold Inc., B	United States	10,000,000	276,100,000
Goldcorp Inc.	Canada	13,000,000	321,490,000
LyondellBasell Industries NV, A	United States	8,000,000	530,080,000
Newmont Mining Corp.	United States	10,100,000	302,495,000
Potash Corp. of Saskatchewan Inc.	Canada	1,000,000	38,130,000
Rio Tinto PLC, ADR	United Kingdom	15,500,000	636,740,000
			4,837,029,305
Telecommunication Services 2.6%			
AT&T Inc.	United States	20,000,000	708,000,000
CenturyLink Inc.	United States	5,000,000	176,750,000
France Telecom SA	France	10,000,000	94,603,919
Frontier Communications Corp.	United States	20,000,000	81,000,000
Telstra Corp. Ltd.	Australia	30,000,000	130,907,882
Vivendi SA	France	12,393,714	234,724,635
Vodafone Group PLC	United Kingdom	200,000,000	571,535,466
			1,997,521,902
Utilities 12.6%			
AGL Resources Inc.	United States	2,500,000	107,150,000
American Electric Power Co. Inc.	United States	8,500,000	380,630,000
Dominion Resources Inc.	United States	10,000,000	568,200,000
Duke Energy Corp.	United States	13,000,000	877,500,000
[a,b,c]Dynegy Holdings Inc., Escrow Account	United States	1,024,235,000	—
[a,b]Dynegy Inc.	United States	26,058,906	587,628,330
[a,b]Dynegy Inc., wts., 10/02/17	United States	1,143,273	2,115,055
[a,b,c]Dynegy Roseton Danskammer Pass Through Trust, Escrow Account	United States	40,000,000	—
Edison International	United States	3,750,000	180,600,000
Entergy Corp.	United States	8,000,000	557,440,000
Exelon Corp.	United States	33,400,000	1,031,392,000
FirstEnergy Corp.	United States	9,700,000	362,198,000
NextEra Energy Inc.	United States	6,000,000	488,880,000
Pepco Holdings Inc.	United States	6,000,000	120,960,000
PG&E Corp.	United States	19,000,000	868,870,000
Pinnacle West Capital Corp.	United States	4,500,000	249,615,000
PPL Corp.	United States	18,000,000	544,680,000
Public Service Enterprise Group Inc.	United States	18,000,000	587,880,000
Sempra Energy	United States	8,200,000	670,432,000
The Southern Co.	United States	16,502,200	728,242,086
TECO Energy Inc.	United States	10,000,000	171,900,000
Xcel Energy Inc.	United States	18,000,000	510,120,000
			9,596,432,471
Total Common Stocks and Other Equity Interests (Cost $31,908,003,118)			35,620,682,326
Equity-Linked Securities 11.8%			
Consumer Discretionary 1.3%			
Credit Suisse New York into General Motor Co., 7.00%	United States	7,530,000	233,307,261
Credit Suisse New York into Johnson Controls Inc., 7.50%	United States	3,200,000	109,764,480
[d]Deutsche Bank AG into Ford Motor Co., 8.00%, 144A	United States	19,236,000	281,130,293
[d]Morgan Stanley into Johnson Controls Inc., 9.00%, 144A	United States	1,765,000	57,765,273
[d]Wells Fargo & Co. into Ford Motor Co., 8.50%, 144A	United States	11,250,000	132,832,125

[e]Wells Fargo & Co. into Ford Motor Co., 8.00%, 144A	United States	12,200,000	180,302,580
			995,102,012
Consumer Staples 0.3%			
[e]Barclays Bank PLC into Safeway Inc., 8.00%, 144A	United States	3,600,000	86,359,680
[e]The Goldman Sachs Group Inc. into Safeway Inc., 9.50%, 144A	United States	5,640,000	129,115,956
			215,475,636
Energy 3.4%			
[e]Bank of America Corp. into Bakers Hughes Inc., 8.15%, 144A	United States	3,950,000	176,005,680
[e]Bank of America Corp. into Halliburton Co., 7.00%, 144A	United States	2,326,000	93,032,324
[e]Bank of America Corp. into Schlumberger Ltd., 6.00%, 144A	United States	1,850,000	134,229,710
[e]Barclays Bank PLC into Alpha Natural Resources Inc., 12.50%, 144A	United States	11,000,000	69,109,040
[e]Barclays Bank PLC into Peabody Energy Corp., 10.00%, 144A	United States	4,750,000	77,442,575
[e]Barclays Bank PLC into Weatherford International Ltd., 9.00%, 144A	United States	9,957,000	127,471,505
[e]Citigroup Inc. into Halliburton Co., 6.50%, 144A	United States	2,550,000	102,821,610
[f]Credit Suisse New York into Anadarko Petroleum Corp., 7.00%	United States	1,160,000	99,423,600
Credit Suisse New York into Chesapeake Energy Corp., 8.00%	United States	7,332,000	150,399,116
Credit Suisse New York into Halliburton Co., 10.00%	United States	3,800,000	117,760,860
[e]Deutsche Bank AG into Alpha Natural Resources Inc., 15.00%, 144A	United States	12,300,000	69,059,457
[e]Deutsche Bank AG into Chesapeake Energy Corp., 12.50%, 144A	United States	3,960,000	82,809,144
[e]Deutsche Bank AG into Chesapeake Energy Corp., 10.00%, 144A	United States	5,728,000	115,362,493
[e]Deutsche Bank AG into Devon Energy Corp., 6.00%, 144A	United States	1,600,000	85,220,800
[e]Deutsche Bank AG into Peabody Energy Corp., 12.50%, 144A	United States	3,000,000	46,783,500
[e]Deutsche Bank AG into Peabody Energy Corp., 9.50%, 144A	United States	4,695,000	75,105,915
[e,f]Deutsche Bank AG into Schlumberger Ltd., 6.50%, 144A	United States	1,395,000	100,063,350
[e]JPMorgan Chase & Co. into Halliburton Co., 6.50%, 144A	United States	5,900,000	243,884,170
[e]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	2,763,000	90,828,652
[e]JPMorgan Chase & Co. into The Williams Cos. Inc., 7.50%, 144A	United States	4,420,000	145,826,408
[e]Royal Bank of Canada into Devon Energy Corp., 7.00%, 144A	United States	1,725,000	91,869,533
[e]UBS AG into Anadarko Petroleum Corp., 9.00%, 144A	United States	1,510,000	116,752,294
[e]UBS AG into Peabody Energy Corp., 12.50%, 144A	United States	2,413,000	37,217,629
[e]Wells Fargo & Co. into Baker Hughes Inc., 6.50%, 144A	United States	3,600,000	165,480,840
			2,613,960,205
Financials 1.6%			
[e]Citigroup Inc. into Bank of America Corp., 7.00%, 144A	United States	19,600,000	251,238,680
[e]The Goldman Sachs Group Inc. into Bank of America Corp., 9.00%, 144A	United States	28,900,000	320,278,470
[e]The Goldman Sachs Group Inc. into Bank of America Corp., 9.00%, 144A	United States	21,186,000	274,269,719
[e]JPMorgan Chase & Co. into Citigroup Inc., 8.00%, 144A	United States	6,650,000	285,717,915
[e]Royal Bank of Canada into Bank of America Corp., 7.00%, 144A	United States	8,278,000	106,687,692
			1,238,192,476
Industrials 0.1%			
[e]The Goldman Sachs Group Inc. into Rockwell Automation Inc., 8.00%, 144A	United States	1,050,000	81,307,485
Information Technology 2.9%			
[e]Bank of America Corp. into Intel Corp., 8.00%, 144A	United States	11,782,000	269,021,941
[e]Bank of America Corp. into Lam Research Corp., 7.00%, 144A	United States	1,695,000	66,630,281
[e]Barclays Bank PLC into Broadcom Corp., 6.50%, 144A	United States	4,000,000	135,591,200
[e]Barclays Bank PLC into VeriFone Systems Inc., 10.00%, 144A	United States	1,716,000	30,257,713
[e]Citigroup Inc. into Intel Corp., 7.50%, 144A	United States	9,250,000	225,109,850
Credit Suisse New York into Broadcom Corp., 8.10%	United States	1,950,000	64,023,180
Credit Suisse New York into Cisco Systems Inc., 7.50%	United States	7,360,000	169,829,056
Credit Suisse New York into Corning Inc., 9.00%	United States	5,000,000	70,923,500
[e,f]Deutsche Bank AG into QUALCOMM Inc., 6.50%, 144A	United States	1,608,000	100,017,600
[e]The Goldman Sachs Group Inc. into Apple Inc., 10.00%, 144A	United States	60,000	24,458,070
[e]The Goldman Sachs Group Inc. into Apple Inc., 9.00%, 144A	United States	120,000	49,821,840
[e]The Goldman Sachs Group Inc. into Intel Corp., 7.50%, 144A	United States	4,025,000	100,466,012
[e]Morgan Stanley into Apple Inc., 7.00%, 144A	United States	140,000	56,512,540
[e]Morgan Stanley into Cisco Systems Inc., 7.50%, 144A	United States	8,018,000	210,028,303
[e]Morgan Stanley into Intel Corp., 7.50%, 144A	United States	10,540,000	252,982,134
[e]Wells Fargo & Co. into Apple Inc., 9.00%, 144A	United States	373,000	151,740,130
[e]Wells Fargo & Co. into Texas Instruments Inc., 7.00%, 144A	United States	3,225,000	107,347,672

[e]Wells Fargo & Co. into Texas Instruments Inc., 6.50%, 144A	United States	3,435,000	121,780,711
			2,206,541,733
Materials 2.2%			
[e]Bank of America Corp. into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	2,922,000	82,616,628
[e]Bank of America Corp. into Freeport-McMoRan Copper & Gold Inc., 9.00%, 144A	United States	2,800,000	81,698,400
[e]Bank of America Corp. into Newmont Mining Corp., 8.00%, 144A	United States	1,900,000	58,314,800
[e]Barclays Bank PLC into Barrick Gold Corp., 10.00%, 144A	Canada	5,220,000	85,375,188
[e]Barclays Bank PLC into The Mosaic Co., 7.50%, 144A	United States	1,600,000	88,062,240
[e]Barclays Bank PLC into Walter Energy Inc., 12.50%, 144A	United States	700,000	7,774,900
[e]Citigroup Inc. into Rio Tinto PLC, 8.50%, 144A	United Kingdom	5,529,000	231,534,616
Credit Suisse New York into The Dow Chemical Co., 8.50%	United States	3,300,000	104,779,620
[e]Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	4,000,000	116,637,600
[e]Deutsche Bank AG into LyondellBasell Industries NV, 9.00%, 144A	United States	1,500,000	90,353,400
[e]Deutsche Bank AG into Newmont Mining Corp., 9.00%, 144A	United States	3,666,000	112,877,973
[e]The Goldman Sachs Group Inc. into LyondellBasell Industries NV, 8.00%, 144A	United States	1,500,000	94,888,050
[e]JPMorgan Chase & Co. into Barrick Gold Corp., 10.00%, 144A	Canada	5,123,000	83,771,808
[e]JPMorgan Chase & Co. into Nucor Corp., 7.50%, 144A	United States	2,400,000	101,755,920
[e]Morgan Stanley into Freeport-McMoRan Copper & Gold Inc., 10.00%, 144A	United States	3,515,000	101,142,016
[e]Royal Bank of Canada into LyondellBasell Industries NV, 8.50%, 144A	United States	1,613,000	103,160,867
[e]Wells Fargo & Co. into Barrick Gold Corp., 7.50%, 144A	Canada	3,100,000	53,407,420
[e]Wells Fargo & Co. into Walter Energy Inc., 12.50%, 144A	United States	2,115,000	28,453,518
			1,626,604,964
Total Equity-Linked Securities (Cost $9,149,784,273)			8,977,184,511
Convertible Preferred Stocks 3.8%			
Consumer Discretionary 0.2%			
General Motors Co., 4.75%, cvt. pfd., B	United States	3,250,000	156,520,000
Energy 0.7%			
Apache Corp., 6.00%, cvt. pfd.	United States	1,410,925	67,357,559
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	165,500	170,812,550
[e]Chesapeake Energy Corp., 5.75%, cvt. pfd., 144A	United States	100,000	103,650,000
[a]Halcon Resources Corp., cvt. pfd., A	United States	75,000	77,250,000
[e]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	1,200,000	71,316,000
SandRidge Energy Inc., 7.00%, cvt. pfd.	United States	800,000	68,773,280
			559,159,389
Financials 2.3%			
Bank of America Corp., 7.25%, cvt. pfd., L	United States	714,118	793,028,039
[a]Fannie Mae, 5.375%, cvt. pfd.	United States	4,700	69,325,470
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	3,050,000	75,030,000
MetLife Inc., 5.00%, cvt. pfd.	United States	3,750,000	205,462,500
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	512,900	614,454,200
			1,757,300,209
Industrials 0.1%			
[a,b,d]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	2,897	3,476,700
[a,b,d]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	112,565	101,308,572
			104,785,272
Materials 0.1%			
AngloGold Ashanti Holdings Finance PLC, 6.00%, cvt. pfd.	South Africa	1,819,000	31,304,990
ArcelorMittal, 6.00%, cvt. pfd.	Luxembourg	1,120,000	21,824,320
			53,129,310
Utilities 0.4%			
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	1,490,000	74,798,000
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	1,490,000	74,574,500
NextEra Energy Inc., 5.599%, cvt. pfd.	United States	2,000,000	113,434,000
NextEra Energy Inc., 5.889%, cvt. pfd.	United States	956,500	53,124,010
			315,930,510
Total Convertible Preferred Stocks (Cost $2,956,738,927)			2,946,824,690
Preferred Stocks 0.8%			
Consumer Discretionary 0.0%[†]			
[a]Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	11,000,000	110,000

Franklin Custodian Funds

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

	Country	Shares/Principal Amount		Value
Financials 0.8%				
[e]Ally Financial Inc., 7.00%, pfd., 144A	United States	267,636		254,396,395
Ally Financial Inc., 8.50%, pfd., A	United States	1,200,000		31,032,000
Citigroup Capital XIII, 8.75%, pfd.	United States	1,870,000		52,079,500
[a]Fannie Mae, 6.75%, pfd.	United States	3,000,000		12,300,000
[a]Fannie Mae, 8.25%, pfd.	United States	11,784,000		53,617,200
[a]Fannie Mae, 7.625%, pfd., R	United States	2,399,400		9,717,570
[a]Freddie Mac, 8.375%, pfd., Z	United States	16,608,000		77,227,200
GMAC Capital Trust I, 8.125%, pfd.	United States	4,550,000		118,527,500
				608,897,365
Total Preferred Stocks (Cost $1,119,951,866)				609,007,365
		Principal Amount*		
Convertible Bonds 0.7%				
Consumer Discretionary 0.4%				
[e]Volkswagen International Finance, cvt., sub. note, 144A, 5.50%, 11/09/15	Germany	220,000,000	EUR	294,706,176
Energy 0.1%				
Peabody Energy Corp., cvt., junior sub. bond, 4.75%, 12/15/66	United States	60,000,000		41,962,500
Industrials 0.1%				
[e]Meritor Inc., cvt., senior bond, 144A, 7.875%, 3/01/26	United States	50,000,000		61,031,250
Materials 0.1%				
Cemex SAB de CV, cvt., sub. note,				
3.25%, 3/15/16	Mexico	38,610,000		46,933,891
3.75%, 3/15/18	Mexico	37,300,000		46,230,553
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	60,000,000		44,925,000
				138,089,444
Total Convertible Bonds (Cost $497,798,606)				535,789,370
Corporate Bonds 29.8%				
Consumer Discretionary 5.5%				
[e]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	77,900,000		86,663,750
Cablevision Systems Corp., senior note,				
8.625%, 9/15/17	United States	100,000,000		114,000,000
7.75%, 4/15/18	United States	120,000,000		129,600,000
[e]Caesars Entertainment Operating Co. Inc., secured note, 144A, 9.00%, 2/15/20	United States	125,000,000		119,687,500
Caesars Operating Escrow LLC/Corp.,				
[e]first lien, 144A, 9.00%, 2/15/20	United States	47,750,000		45,720,625
[e]first lien, 144A, 9.00%, 2/15/20	United States	80,000,000		76,800,000
senior secured note, 8.50%, 2/15/20	United States	63,700,000		60,236,312
CCO Holdings LLC/CCO Holdings Capital Corp.,				
senior bond, 5.75%, 1/15/24	United States	75,000,000		72,562,500
senior note, 7.00%, 1/15/19	United States	65,000,000		69,225,000
senior note, 7.375%, 6/01/20	United States	60,000,000		65,550,000
senior note, 6.50%, 4/30/21	United States	94,500,000		98,988,750
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note,				
8.00%, 6/15/19	United States	210,000,000		230,212,500
8.25%, 6/15/21	United States	117,200,000		129,945,500
CityCenter Holdings/Finance, senior secured note, 7.625%, 1/15/16	United States	43,600,000		46,216,000
Clear Channel Communications Inc.,				
[e]first lien, 144A, 11.25%, 3/01/21	United States	50,000,000		52,375,000
senior note, 10.75%, 8/01/16	United States	75,800,000		66,135,500
senior note, 9.00%, 3/01/21	United States	337,075,000		321,906,625
[e]senior secured note, first lien, 144A, 9.00%, 12/15/19	United States	225,000,000		219,375,000
Clear Channel Worldwide Holdings Inc., senior sub. note, 7.625%, 3/15/20	United States	142,500,000		148,200,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	120,000,000		130,200,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	12,800,000		13,856,000
Cumulus Media Holdings Inc., senior note, 7.75%, 5/01/19	United States	55,000,000		54,037,500
[b,g]Dex Media Inc., senior sub. note, PIK, 7.00%, 1/29/17	United States	37,334,147		24,583,677
DISH DBS Corp.,				
senior bond, 5.00%, 3/15/23	United States	125,000,000		120,937,500
senior note, 5.875%, 7/15/22	United States	42,000,000		42,840,000
The Goodyear Tire & Rubber Co., senior note,				
8.25%, 8/15/20	United States	101,800,000		111,980,000
6.50%, 3/01/21	United States	62,900,000		64,236,625

Harrah's Operating Co. Inc.,				
secured note, 12.75%, 4/15/18	United States	25,000,000		17,125,000
senior secured note, 11.25%, 6/01/17	United States	150,000,000		156,562,500
HD Supply Inc.,				
[e]senior note, 144A, 7.50%, 7/15/20	United States	60,000,000		60,900,000
senior sub. note, 10.50%, 1/15/21	United States	35,000,000		36,356,250
[e]Jaguar Land Rover PLC,				
144A, 8.125%, 5/15/21	United Kingdom	20,000,000		21,922,600
senior note, 144A, 8.25%, 3/15/20	United Kingdom	40,000,000	GBP	66,385,107
KB Home,				
senior bond, 7.50%, 9/15/22	United States	35,000,000		37,712,500
senior note, 6.25%, 6/15/15	United States	53,900,000		57,538,250
senior note, 9.10%, 9/15/17	United States	49,000,000		55,125,000
senior note, 7.25%, 6/15/18	United States	70,500,000		75,082,500
senior note, 8.00%, 3/15/20	United States	20,000,000		22,300,000
[e]Laureate Education Inc., 144A, 9.25%, 9/01/19	United States	25,000,000		26,875,000
MGM Resorts International, senior note,				
6.625%, 7/15/15	United States	40,200,000		43,064,250
10.00%, 11/01/16	United States	100,000,000		117,750,000
11.375%, 3/01/18	United States	15,000,000		18,900,000
8.625%, 2/01/19	United States	44,800,000		50,848,000
6.75%, 10/01/20	United States	27,450,000		28,479,375
7.75%, 3/15/22	United States	80,000,000		87,300,000
[e,f]New Academy Finance Co. LLC/Corp., senior note, 144A, PIK, 8.00%, 6/15/18	United States	20,000,000		20,600,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	93,200,000		99,957,000
[e]Unitymedia Hessen/NRW, senior secured note, 144A, 8.125%, 12/01/17	Germany	16,950,540	EUR	23,313,577
[e]Univision Communications Inc.,				
senior note, 144A, 8.50%, 5/15/21	United States	65,000,000		69,387,500
senior secured note, 144A, 6.875%, 5/15/19	United States	80,000,000		84,400,000
senior secured note, 144A, 5.125%, 5/15/23	United States	70,000,000		66,500,000
[e]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	56,000,000		58,240,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	51,066,000		47,363,715
				4,166,059,988
Consumer Staples 1.0%				
[e]Boparan Finance PLC, senior note, 144A,				
9.75%, 4/30/18	United Kingdom	55,950,000	EUR	79,290,740
9.875%, 4/30/18	United Kingdom	20,000,000	GBP	33,097,500
Dean Foods Co., senior note, 9.75%, 12/15/18	United States	58,600,000		66,511,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	34,000,000		35,105,000
[e]ESAL GmbH, senior note, 144A, 6.25%, 2/05/23	Brazil	50,000,000		45,725,000
[e]Innovation Ventures LLC/Finance Corp., secured note, 144A, 9.50%, 8/15/19	United States	25,000,000		21,000,000
JBS USA LLC/Finance Inc., senior note,				
11.625%, 5/01/14	United States	120,000,000		126,900,000
[e]144A, 8.25%, 2/01/20	United States	50,100,000		52,730,250
[e]144A, 7.25%, 6/01/21	United States	88,500,000		88,942,500
[e]Spectrum Brands Escrow Corp., senior note, 144A, 6.625%, 11/15/22	United States	15,000,000		15,750,000
SUPERVALU Inc., senior note, 8.00%, 5/01/16	United States	130,000,000		140,562,500
U.S. Foods Inc., 8.50%, 6/30/19	United States	80,000,000		84,000,000
				789,614,490
Energy 6.2%				
Alpha Natural Resources Inc., senior note,				
6.00%, 6/01/19	United States	43,000,000		35,152,500
6.25%, 6/01/21	United States	110,000,000		88,275,000
Antero Resources Finance Corp., senior note,				
9.375%, 12/01/17	United States	106,200,000		113,103,000
7.25%, 8/01/19	United States	33,100,000		34,672,250
[h]Arch Coal Inc., senior note,				
8.75%, 8/01/16	United States	54,615,000		54,888,075
7.00%, 6/15/19	United States	111,000,000		92,962,500
7.25%, 6/15/21	United States	150,000,000		124,500,000
[i]ATP Oil & Gas Corp., senior secured note, 11.875%, 5/01/15	United States	50,000,000		875,000
Bill Barrett Corp., senior note, 7.00%, 10/15/22	United States	37,000,000		37,185,000
[b]Callon Petroleum Co., senior secured note, 13.00%, 9/15/16	United States	55,135,500		57,754,436

Carrizo Oil & Gas Inc., senior note,			
8.625%, 10/15/18	United States	44,800,000	48,160,000
7.50%, 9/15/20	United States	21,300,000	22,258,500
CGG, senior note, 6.50%, 6/01/21	France	75,000,000	76,125,000
Chaparral Energy Inc., senior note, 7.625%, 11/15/22	United States	35,400,000	36,285,000
CHC Helicopter SA,			
[e]senior note, 144A, 9.375%, 6/01/21	Canada	52,400,000	52,138,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	145,000,000	148,896,875
Chesapeake Energy Corp., senior note,			
[h]6.50%, 8/15/17	United States	138,000,000	148,695,000
7.25%, 12/15/18	United States	188,065,000	210,632,800
6.875%, 11/15/20	United States	30,500,000	33,245,000
5.375%, 6/15/21	United States	50,000,000	49,875,000
5.75%, 3/15/23	United States	203,150,000	206,197,250
CONSOL Energy Inc., senior note, 8.25%, 4/01/20	United States	55,850,000	58,782,125
El Paso Corp., senior note, MTN, 7.75%, 1/15/32	United States	123,000,000	131,387,124
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	90,075,000	99,307,688
EP Energy LLC/Finance Inc., senior note, 9.375%, 5/01/20	United States	35,000,000	39,637,500
EXCO Resources Inc., senior note, 7.50%, 9/15/18	United States	52,400,000	49,256,000
[e]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	115,119,000	121,450,545
Forest Oil Corp., senior note, 7.25%, 6/15/19	United States	36,075,000	34,090,875
[e]Gibson Energy Inc., senior note, 144A, 6.75%, 7/15/21	Canada	35,000,000	35,087,500
Halcon Resources Corp., senior note,			
9.75%, 7/15/20	United States	100,000,000	100,250,000
8.875%, 5/15/21	United States	3,000,000	2,925,000
[c,f]Hercules Offshore Inc., senior note, 144A, 8.75%, 7/15/21	United States	35,000,000	35,000,000
[e]Lightstream Resources Ltd., senior note, 144A, 8.625%, 2/01/20	Canada	30,000,000	28,650,000
Linn Energy LLC/Finance Corp., senior note,			
6.50%, 5/15/19	United States	5,000,000	4,900,000
8.625%, 4/15/20	United States	72,500,000	76,487,500
7.75%, 2/01/21	United States	70,000,000	70,525,000
[e]144A, 6.25%, 11/01/19	United States	53,000,000	50,747,500
[e]Magnum Hunter Resources Corp., senior note, 144A, 9.75%, 5/15/20	United States	60,000,000	61,200,000
[e]Midstates Petroleum Co. Inc. /LLC, senior note, 144A,			
9.25%, 6/01/21	United States	38,100,000	35,861,625
10.75%, 10/01/20	United States	40,000,000	40,400,000
NFR Energy LLC/NFR Finance Corp., 9.75%, 2/15/17	United States	25,000,000	25,625,000
Offshore Group Investment Ltd.,			
[e]first lien, 144A, 7.125%, 4/01/23	United States	32,100,000	31,698,750
senior secured note, first lien, 7.50%, 11/01/19	United States	134,150,000	140,354,437
[e]OGX Petroleo e Gas Participacoes SA, senior note, 144A, 8.50%, 6/01/18	Brazil	75,000,000	24,656,250
Peabody Energy Corp., senior note,			
6.00%, 11/15/18	United States	76,000,000	76,475,000
6.25%, 11/15/21	United States	140,000,000	135,800,000
[e]Penn Virginia Corp., senior note, 144A, 8.50%, 5/01/20	United States	150,700,000	146,555,750
[e]PetroQuest Energy Inc., senior note, 144A, 10.00%, 9/01/17	United States	60,000,000	60,000,000
Plains Exploration & Production Co., senior note,			
6.50%, 11/15/20	United States	50,000,000	53,052,400
6.875%, 2/15/23	United States	21,400,000	22,919,828
Quicksilver Resources Inc., senior note,			
9.125%, 8/15/19	United States	90,000,000	76,950,000
[e]144A, 11.00%, 7/01/21	United States	86,000,000	76,540,000
[e]Sabine Pass Liquefaction LLC,			
144A, 5.625%, 4/15/23	United States	88,800,000	84,138,000
secured note, 144A, 5.625%, 2/01/21	United States	113,100,000	109,989,750
Sabine Pass LNG LP,			
[e]144A, 6.50%, 11/01/20	United States	30,000,000	30,450,000
senior secured note, 7.50%, 11/30/16	United States	161,000,000	174,081,250
[e]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	209,200,000	221,490,500
[e]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	60,500,000	59,895,000
SandRidge Energy Inc., senior note,			
8.75%, 1/15/20	United States	110,000,000	112,750,000
7.50%, 3/15/21	United States	110,900,000	106,464,000
8.125%, 10/15/22	United States	46,250,000	46,018,750
7.50%, 2/15/23	United States	43,300,000	41,351,500

W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	128,400,000	133,215,000
			4,738,293,333
Financials 2.4%			
Ally Financial Inc., senior note, 6.25%, 12/01/17	United States	70,000,000	75,122,390
[j]Bank of America Corp., pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	100,000,000	113,000,000
E*TRADE Financial Corp., senior note, 6.00%, 11/15/17	United States	49,900,000	50,648,500
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	United States	28,443,000	30,860,655
International Lease Finance Corp., senior note,			
8.75%, 3/15/17	United States	130,000,000	145,437,500
8.875%, 9/01/17	United States	63,300,000	71,687,250
[j]JPMorgan Chase & Co., junior sub. note, 1, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	815,000,000	921,884,805
Kinetic Concepts Inc./USA, senior note, 12.50%, 11/01/19	United States	32,000,000	33,280,000
[e]Ladder Capital Finance Holdings LLC/Corp., senior note, 144A, 7.375%, 10/01/17	United States	13,300,000	13,632,500
[e]Liberty Mutual Group Inc., junior sub. note, 144A, 10.75% to 6/15/38, FRN thereafter, 6/15/58	United States	100,000,000	153,000,000
Morgan Stanley, senior note, 5.50%, 1/26/20	United States	80,000,000	85,954,320
Nationstar Mortgage LLC/Nationstar Capital Corp., senior note, 9.625%, 5/01/19	United States	35,000,000	39,375,000
[e]Nuveen Investments Inc., senior note, 144A,			
9.125%, 10/15/17	United States	50,000,000	50,375,000
9.50%, 10/15/20	United States	35,950,000	35,950,000
			1,820,207,920
Health Care 2.4%			
[e]Alere Inc., senior note, 144A, 7.25%, 7/01/18	United States	50,300,000	53,569,500
CHS/Community Health Systems Inc., senior note,			
8.00%, 11/15/19	United States	144,100,000	154,006,875
7.125%, 7/15/20	United States	11,900,000	12,286,750
Grifols Inc., senior note, 8.25%, 2/01/18	Spain	38,500,000	41,580,000
HCA Holdings Inc., senior note, 6.25%, 2/15/21	United States	47,200,000	48,262,000
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	114,550,000	123,714,000
senior note, 8.00%, 10/01/18	United States	80,000,000	92,100,000
senior note, 7.50%, 2/15/22	United States	150,000,000	166,500,000
senior note, 5.875%, 5/01/23	United States	80,000,000	80,200,000
senior secured note, 6.50%, 2/15/20	United States	114,300,000	123,944,063
[e,g]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	61,100,000	64,155,000
Tenet Healthcare Corp.,			
first lien, 6.25%, 11/01/18	United States	88,211,775	93,173,687
senior note, 9.875%, 7/01/14	United States	30,000,000	32,325,000
senior note, 8.00%, 8/01/20	United States	191,844,000	198,798,345
[k]senior note, FRN, 9.25%, 2/01/15	United States	101,300,000	110,037,125
Vanguard Health Holding Co. II LLC/Inc., senior note,			
8.00%, 2/01/18	United States	156,000,000	166,140,000
7.75%, 2/01/19	United States	105,265,000	112,107,225
[e]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	42,900,000	42,631,875
[e,f]VPII Escrow Corp., senior note, 144A,			
6.75%, 8/15/18	United States	58,700,000	60,240,875
7.50%, 7/15/21	United States	53,700,000	53,700,000
			1,829,472,320
Industrials 1.6%			
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	100,000,000	94,312,500
[e]Ahern Rentals Inc., secured note, second lien, 144A, 9.50%, 6/15/18	United States	40,000,000	40,050,000
[e]Algeco Scotsman Global Finance PLC,			
secured note, 144A, 8.50%, 10/15/18	United Kingdom	98,500,000	98,500,000
senior note, 144A, 10.75%, 10/15/19	United Kingdom	40,000,000	38,400,000
[e]Aviation Capital Group, 144A, 6.75%, 4/06/21	United States	48,520,000	51,153,423
[e]Bombardier Inc., senior bond, 144A, 6.125%, 1/15/23	Canada	56,300,000	56,159,250
[b,f]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	202,671,232	166,190,410
Hertz Corp., senior note,			
7.50%, 10/15/18	United States	73,900,000	79,627,250
6.75%, 4/15/19	United States	125,775,000	133,635,938
7.375%, 1/15/21	United States	30,000,000	32,625,000
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	63,800,000	68,904,000

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Navistar International Corp., senior note, 8.25%, 11/01/21	United States	141,775,000		140,002,812
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	99,350,000		106,056,125
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	45,000,000		48,937,500
UR Merger Sub Corp., senior note, 10.25%, 11/15/19	United States	40,000,000		45,000,000
				1,199,554,208
Information Technology 4.5%				
CDW LLC/Finance Corp.,				
senior note, 8.00%, 12/15/18	United States	50,000,000		54,625,000
senior note, 8.50%, 4/01/19	United States	125,000,000		135,000,000
senior sub. note, 12.535%, 10/12/17	United States	35,576,000		37,710,560
Ceridian Corp.,				
[e]secured note, 144A, 8.875%, 7/15/19	United States	36,100,000		40,296,625
senior note, 11.25%, 11/15/15	United States	35,000,000		35,656,250
[e,g]CommScope Holdings Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	44,400,000		42,624,000
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	20,400,000		21,879,000
First Data Corp.,				
senior bond, 12.625%, 1/15/21	United States	580,000,000		616,250,000
[e]senior note, 144A, 11.25%, 1/15/21	United States	5,000,000		5,012,500
[e]senior note, 144A, 10.625%, 6/15/21	United States	63,000,000		62,527,500
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	425,000,000		435,625,000
[e,g]senior secured note, 144A, PIK, 8.75%, 1/15/22	United States	208,158,000		214,923,135
senior sub. note, 11.25%, 3/31/16	United States	704,844,000		692,509,230
Freescale Semiconductor Inc.,				
[e]secured note, 144A, 5.00%, 5/15/21	United States	37,500,000		35,718,750
senior note, 8.875%, 12/15/14	United States	47,280,000		47,516,400
senior note, 10.125%, 12/15/16	United States	69,024,000		71,008,440
senior note, 8.05%, 2/01/20	United States	308,750,000		314,153,125
senior note, 10.75%, 8/01/20	United States	139,258,000		153,880,090
[e]senior secured note, 144A, 10.125%, 3/15/18	United States	26,764,000		29,105,850
[e]senior secured note, 144A, 9.25%, 4/15/18	United States	200,000,000		216,500,000
Infor US Inc., senior note, 9.375%, 4/01/19	United States	40,800,000		44,421,000
[e]Sanmina Corp., senior note, 144A, 7.00%, 5/15/19	United States	55,000,000		56,925,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	36,400,000		37,856,000
				3,401,723,455
Materials 2.9%				
Berry Plastics Corp., senior secured note, 9.75%, 1/15/21	United States	30,000,000		34,050,000
[e]Cemex Finance LLC, senior secured note, 144A,				
9.50%, 12/14/16	Mexico	89,000,000		94,562,500
9.375%, 10/12/22	Mexico	56,300,000		61,648,500
[e]Cemex SAB de CV,				
secured note, 144A, 5.875%, 3/25/19	Mexico	13,800,000		13,446,375
senior secured note, 144A, 9.00%, 1/11/18	Mexico	250,000,000		263,750,000
senior secured note, 144A, 9.50%, 6/15/18	Mexico	105,000,000		114,253,125
Dynacast International LLC/Finance Inc., 9.25%, 7/15/19	United States	50,000,000		54,750,000
[e]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,				
7.00%, 11/01/15	Australia	90,000,000		90,613,350
[h]6.375%, 2/01/16	Australia	22,500,000		22,471,875
6.875%, 2/01/18	Australia	70,600,000		69,982,250
8.25%, 11/01/19	Australia	80,000,000		82,800,000
6.875%, 4/01/22	Australia	60,000,000		58,425,000
HudBay Minerals Inc., senior note, 9.50%, 10/01/20	Canada	50,000,000		49,250,000
[e]Ineos Finance PLC, senior secured note, 144A, 8.375%, 2/15/19	United Kingdom	42,800,000		46,652,000
[e]Ineos Group Holdings SA, secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	130,015,789	EUR	170,003,374
[e]Inmet Mining Corp., senior note, 144A, 8.75%, 6/01/20	Canada	82,400,000		84,666,000
[e]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	53,700,000	EUR	73,416,949
Molycorp Inc., first lien, 10.00%, 6/01/20	United States	65,000,000		63,375,000
[e]Orion Engineered Carbons Bondco GmbH,				
senior secured bond, 144A, 10.00%, 6/15/18	Germany	22,320,000	EUR	31,921,794
senior secured note, first lien, 144A, 9.625%, 6/15/18	Germany	23,400,000		25,535,250
[e,g]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Luxembourg	28,200,000		28,341,000
Reynolds Group Issuer Inc./LLC/SA,				
first lien, 5.75%, 10/15/20	United States	70,800,000		71,508,000
senior note, 8.50%, 5/15/18	United States	99,900,000		103,396,500
senior note, 9.00%, 4/15/19	United States	100,100,000		103,853,750

senior note, 9.875%, 8/15/19	United States	127,000,000		136,525,000
senior note, 8.25%, 2/15/21	United States	45,000,000		44,718,750
senior secured note, 7.875%, 8/15/19	United States	65,000,000		71,175,000
senior secured note, 6.875%, 2/15/21	United States	32,500,000		34,206,250
United States Steel Corp., senior note, 7.375%, 4/01/20	United States	35,000,000		34,650,000
[e]Walter Energy Inc., senior note, 144A,				
9.875%, 12/15/20	United States	60,000,000		52,500,000
8.50%, 4/15/21	United States	40,000,000		32,000,000
				2,218,447,592
Telecommunication Services 2.3%				
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	195,000,000		188,175,000
Frontier Communications Corp., senior note,				
8.50%, 4/15/20	United States	51,150,000		56,648,625
9.25%, 7/01/21	United States	63,600,000		72,981,000
8.75%, 4/15/22	United States	48,900,000		53,545,500
7.125%, 1/15/23	United States	26,500,000		26,466,875
[e]Intelsat Jackson Holdings SA, senior bond, 144A, 5.50%, 8/01/23	Luxembourg	30,000,000		28,256,250
[e]MetroPCS Wireless Inc.,				
senior bond, 144A, 6.625%, 4/01/23	United States	50,000,000		51,062,500
senior note, 144A, 6.25%, 4/01/21	United States	100,000,000		102,125,000
NII Capital Corp., senior bond, 7.625%, 4/01/21	United States	76,445,000		60,200,437
Sprint Nextel Corp.,				
6.00%, 12/01/16	United States	184,000,000		194,580,000
11.50%, 11/15/21	United States	200,000,000		267,000,000
senior note, 9.125%, 3/01/17	United States	80,000,000		92,400,000
senior note, 8.375%, 8/15/17	United States	182,700,000		205,994,250
senior note, 7.00%, 8/15/20	United States	30,000,000		31,800,000
senior note, 6.00%, 11/15/22	United States	50,000,000		49,250,000
[e]senior note, 144A, 9.00%, 11/15/18	United States	180,000,000		211,050,000
[e]Wind Acquisition Finance SA, secured note, 144A, 7.25%, 2/15/18	Italy	35,000,000		34,943,125
				1,726,478,562
Utilities 1.0%				
[e]Calpine Corp., senior secured note, 144A,				
7.875%, 7/31/20	United States	36,212,000		39,471,080
7.50%, 2/15/21	United States	89,952,000		96,473,520
7.875%, 1/15/23	United States	68,374,000		73,843,920
GenOn Energy Inc., senior note, 7.875%, 6/15/17	United States	175,000,000		186,812,500
[e]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	125,300,000		122,245,813
[e]Intergen NV,				
secured note, 144A, 7.50%, 6/30/21	Netherlands	25,000,000	GBP	37,926,199
senior secured note, 144A, 9.00%, 6/30/17	Netherlands	117,250,000		121,060,625
[e]LBC Tank Terminal Holding Netherlands BV, senior bond, 144A, 6.875%, 5/15/23	Belgium	7,400,000		7,455,500
[e]NGR Energy Inc., senior note, 144A, 6.625%, 3/15/23	United States	20,000,000		20,100,000
Niska Gas Storage U.S./Canada, senior note, 8.875%, 3/15/18	United States	75,000,000		78,187,500
				783,576,657
Total Corporate Bonds (Cost $21,284,539,632)				22,673,428,525
[k]**Senior Floating Rate Interests 5.3%**				
Consumer Discretionary 1.9%				
BJ's Wholesale Club Inc., Second Lien Term Loan, 9.75%, 3/26/20	United States	25,000,000		25,445,325
Caesars Entertainment Operating Co. Inc., Incremental Term Loan, 9.50%, 10/01/16	United States	96,500,000		96,111,298
[f]Clear Channel Communications Inc., Tranche B Term Loan,				
3.845%, 1/29/16	United States	241,486,806		221,443,401
6.945%, 1/30/19	United States	612,501,278		559,864,756
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	455,000,000		465,521,875
[b]Dex Media West LLC, Term Loan B, 8.00%, 12/30/16	United States	4,161,299		3,477,285
[b]R.H. Donnelley Inc., Term Loan B, 9.75%, 12/30/16	United States	40,991,503		31,501,970
SuperMedia Inc., Exit Term Loan, 11.60%, 12/31/16	United States	18,770,373		14,797,305
[f]TWCC Holding Corp., Second Lien Term Loan, 8.25%, 12/13/20	United States	50,000,000		50,625,000
				1,468,788,215
Consumer Staples 0.2%				
[f]U.S. Foods Inc., Term Loan, 5.75%, 3/31/19	United States	100,000,000		99,300,000

Franklin Custodian Funds

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

Energy 0.8%			
Chesapeake Energy Corp., Senior Unsecured Term Loan, 5.75%, 12/02/17	United States	460,000,000	466,069,240
[f]Quicksilver Resources Inc., Second Lien Loans, 8.00%, 6/21/19	United States	150,000,000	145,500,000
			611,569,240
Industrials 0.2%			
Altegrity Inc.,			
Term Loan B, 5.00%, 2/21/15	United States	69,333,493	66,560,154
Tranche D Term Loan, 7.75%, 2/21/15	United States	50,343,021	49,965,448
[b]CEVA Group PLC, Dollar Tranche B L/C, 5.276%, 8/31/16	United Kingdom	13,684,211	13,029,832
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	36,555,232	36,829,396
			166,384,830
Information Technology 1.1%			
First Data Corp.,			
2017 New Dollar Term Loan, 4.193%, 3/24/17	United States	250,000,000	245,437,500
2018 Term Loan, 4.193%, 3/24/18	United States	402,993,460	393,674,236
Freescale Semiconductor Inc., Tranche B-4 Term Loan, 5.00%, 2/28/20	United States	169,575,000	168,462,249
SRA International Inc., Term Loan, 6.50%, 7/20/18	United States	44,942,857	44,755,580
			852,329,565
Materials 0.0%[†]			
Walter Energy Inc., Term Loan A, 5.25%, 4/01/16	United States	11,820,083	11,524,581
Utilities 1.1%			
[f]Intergen NV, Term Advance, 6.75%, 6/13/20	Netherlands	50,000,000	49,062,500
Texas Competitive Electric Holdings Co. LLC,			
2014 Term Loan, 3.693% - 3.775%, 10/10/14	United States	735,000,000	526,750,245
2017 Term Loan, 4.693% - 4.775%, 10/10/17	United States	334,629,775	235,244,732
			811,057,477
Total Senior Floating Rate Interests (Cost $4,087,036,687)			4,020,953,908
Total Investments before Short Term Investments (Cost $71,003,853,109)			75,383,870,695
Short Term Investments 1.4%			
U.S. Government and Agency Securities 0.4%			
[i]FHLB, 7/12/13	United States	68,100,000	68,099,796
[i]U.S. Treasury Bills, 7/25/13 - 8/15/13	United States	246,500,000	246,495,478
Total U.S. Government and Agency Securities (Cost $314,591,087)			314,595,274
Total Investments before Money Market Funds and Repurchase Agreements (Cost $71,318,444,196)			75,698,465,969
		Shares	
Money Market Funds (Cost $561,140,739) 0.7%			
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	561,140,738	561,140,739
		Principal Amount[a]	
Repurchase Agreements (Cost $133,637,325) 0.2%			
[h]Joint Repurchase Agreement, 0.088%, 7/01/13 (Maturity Value $133,638,301) Barclays Capital Inc. (Maturity Value $15,232,094) BNP Paribas Securities Corp. (Maturity Value $16,925,291) Credit Suisse Securities (USA) LLC (Maturity Value $21,156,279) Deutsche Bank Securities Inc. (Maturity Value $16,854,463) HSBC Securities (USA) Inc. (Maturity Value $35,966,075) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $16,925,291) Morgan Stanley & Co. LLC (Maturity Value $10,578,808) Collateralized by U.S. Government Agency Securities, 0.13% - 4.625%, 7/09/13 - 8/07/17; [i]U.S.Government Agency Discount Notes, 8/01/13 - 4/21/14; [i]U.S. Treasury Bills, 7/11/13 - 5/01/14; U.S. Treasury Notes, 0.125% - 4.625%, 6/30/13 - 4/30/20; U.S. Treasury Notes, Index Linked, 1.875% - 2.00%, 7/15/13 - 1/15/14; and U.S. Treasury Bonds, 8.75%, 5/15/17 (valued at $136,423,499)	United States	133,637,325	133,637,325

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited) *(continued)*

		Shares	
Investments from Cash Collateral Received for Loaned Securities (Cost $45,806,580) 0.1%			
Money Market Funds 0.1%			
[o]BNY Mellon Overnight Government Fund, 0.074%	United States	45,806,580	45,806,580
Total Investments (Cost $72,059,028,840) 100.4%			76,439,050,613
Other Assets, less Liabilities (0.4)%			(323,583,346)
Net Assets 100.0%			$ 76,115,467,267

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 7 regarding holdings of 5% voting securities.
[c]Security has been deemed illiquid because it may not be able to be sold within seven days.
[d]See Note 6 regarding restricted securities.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2013, the aggregate value of these securities was $15,984,487,185, representing 21.00% of net assets.
[f]A portion or all of the security purchased on a when-issued or delayed delivery basis.
[g]Income may be received in additional securities and/or cash.
[h]A portion or all of the security is on loan at June 30, 2013.
[i]Defaulted security or security for which income has been deemed uncollectible.
[j]Perpetual security with no stated maturity date.
[k]The coupon rate shown represents the rate at period end.
[l]The security is traded on a discount basis with no stated coupon rate.
[m]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
[n]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2013, all repurchase agreements had been entered into on June 28, 2013.
[o]The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Currency

EUR - Euro
GBP - British Pound

Selected Portfolio

ADR - American Depositary Receipt
FHLB - Federal Home Loan Bank
FRN - Floating Rate Note
L/C - Letter of Credit
MTN - Medium Term Note
PIK - Payment-In-Kind

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited)

Franklin U.S. Government Securities Fund		Principal Amount		Value
Mortgage-Backed Securities 101.4%				
[a]Government National Mortgage Association (GNMA) Adjustable Rate 0.9%				
GNMA, 1.625% - 6.375%, 2/20/16 - 3/20/40	$	79,133,598	$	82,668,899
Government National Mortgage Association (GNMA) Fixed Rate 100.5%				
GNMA GP 30 Year, 8.25%, 3/15/17 - 5/15/17		49,999		50,738
GNMA GP 30 Year, 9.25%, 5/15/16 - 12/15/16		112,026		114,375
GNMA GP 30 Year, 11.25%, 8/15/14 - 12/15/15		38,724		39,064
GNMA GP 30 Year, 12.75%, 5/15/14		642		648
GNMA I SF 15 Year, 6.50%, 5/15/18		187,251		195,331
GNMA I SF 30 Year, 4.00%, 3/15/39 - 1/15/43		330,881,507		349,184,002
GNMA I SF 30 Year, 4.50%, 3/15/39		44,938,042		48,181,084
GNMA I SF 30 Year, 4.50%, 6/15/40		39,565,334		43,064,830
GNMA I SF 30 Year, 4.50%, 7/15/40		45,643,888		48,781,050
GNMA I SF 30 Year, 4.50%, 7/15/40		46,595,559		49,857,260
GNMA I SF 30 Year, 4.50%, 7/15/40		54,988,839		58,838,072
GNMA I SF 30 Year, 4.50%, 8/15/40		42,007,771		44,740,237
GNMA I SF 30 Year, 4.50%, 2/15/39 - 4/15/41		512,314,362		549,191,988
GNMA I SF 30 Year, 5.00%, 8/15/39		72,790,953		78,792,184
GNMA I SF 30 Year, 5.00%, 10/15/39		46,702,824		51,341,893
GNMA I SF 30 Year, 5.00%, 10/15/39		57,591,178		63,319,267
GNMA I SF 30 Year, 5.00%, 11/15/39		63,577,206		69,961,136
GNMA I SF 30 Year, 5.00%, 3/15/40		44,060,322		48,436,957
GNMA I SF 30 Year, 5.00%, 2/15/33 - 6/15/40		898,857,882		981,412,346
GNMA I SF 30 Year, 5.00%, 9/15/40		67,119,532		73,817,465
GNMA I SF 30 Year, 5.50%, 2/15/39		38,285,568		41,720,717
GNMA I SF 30 Year, 5.50%, 5/15/28 - 2/15/40		471,137,745		517,686,789
GNMA I SF 30 Year, 6.00%, 10/15/23 - 12/15/39		459,313,383		512,841,062
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/37		121,804,567		135,922,303
GNMA I SF 30 Year, 6.75%, 3/15/26		16,726		16,820
GNMA I SF 30 Year, 7.00%, 4/15/16 - 9/15/32		80,366,121		91,983,988
GNMA I SF 30 Year, 7.25%, 12/15/25 - 1/15/26		336,626		375,976
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/33		25,719,905		29,101,250
GNMA I SF 30 Year, 7.70%, 1/15/21 - 1/15/22		214,244		219,994
GNMA I SF 30 Year, 8.00%, 11/15/15 - 9/15/30		14,255,273		15,420,167
GNMA I SF 30 Year, 8.50%, 5/15/16 - 6/15/25		2,926,883		3,179,340
GNMA I SF 30 Year, 9.00%, 11/15/15 - 7/15/23		3,709,002		3,982,102
GNMA I SF 30 Year, 9.50%, 5/15/16 - 8/15/22		2,559,204		2,675,641
GNMA I SF 30 Year, 10.00%, 2/15/16 - 3/15/25		2,869,851		3,025,186
GNMA I SF 30 Year, 10.50%, 9/15/15 - 10/15/21		1,872,658		1,946,898
GNMA I SF 30 Year, 11.00%, 9/15/13 - 5/15/21		807,132		843,270
GNMA I SF 30 Year, 11.50%, 8/15/13 - 2/15/16		76,023		76,800
GNMA I SF 30 Year, 12.00%, 8/15/13 - 12/15/15		575,871		582,668
GNMA I SF 30 Year, 12.50%, 10/15/13 - 1/15/16		279,747		282,534
GNMA I SF 30 Year, 13.00%, 9/15/13 - 9/15/15		260,650		263,663
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17		21,317		21,709
[b]GNMA II SF 30 Year, 3.00%, 7/01/43		45,525,000		45,034,186
GNMA II SF 30 Year, 3.50%, 5/20/42		69,902,901		71,885,271
[b]GNMA II SF 30 Year, 3.50%, 7/01/42		82,000,000		84,178,117
GNMA II SF 30 Year, 3.50%, 7/20/42		138,249,944		142,170,562
GNMA II SF 30 Year, 3.50%, 9/20/42		296,200,431		304,600,352
GNMA II SF 30 Year, 3.50%, 10/20/42		47,959,043		49,319,109
GNMA II SF 30 Year, 3.50%, 11/20/42		278,116,983		286,005,028
GNMA II SF 30 Year, 3.50%, 12/20/42		126,296,205		129,884,749
GNMA II SF 30 Year, 3.50%, 1/20/43		211,776,177		217,797,741
GNMA II SF 30 Year, 3.50%, 8/20/42 - 3/20/43		57,867,556		59,522,365
GNMA II SF 30 Year, 3.50%, 4/20/43		95,966,971		98,689,801
GNMA II SF 30 Year, 3.50%, 5/20/43		71,864,166		73,908,042
GNMA II SF 30 Year, 3.50%, 6/20/43		91,798,700		94,409,568
GNMA II SF 30 Year, 4.00%, 11/20/40		104,034,072		109,537,314
GNMA II SF 30 Year, 4.00%, 12/20/40		60,710,034		64,090,073
GNMA II SF 30 Year, 4.00%, 1/20/41		66,480,199		70,182,616
GNMA II SF 30 Year, 4.00%, 2/20/41		63,084,333		66,246,438

Franklin Custodian Funds

Statement of Investments, June 30, 2013 (unaudited) *(continued)*

GNMA II SF 30 Year, 4.00%, 7/20/41	94,025,876	99,206,093
GNMA II SF 30 Year, 4.00%, 8/20/41	43,170,033	45,552,772
GNMA II SF 30 Year, 4.00%, 9/20/41	105,367,282	111,179,232
GNMA II SF 30 Year, 4.00%, 10/20/41	126,166,446	132,997,707
GNMA II SF 30 Year, 4.00%, 11/20/41	197,009,688	207,161,799
GNMA II SF 30 Year, 4.00%, 1/20/42	181,968,234	191,361,971
GNMA II SF 30 Year, 4.00%, 5/20/42	97,438,877	102,472,890
GNMA II SF 30 Year, 4.00%, 5/20/40 - 7/20/42	72,166,634	76,091,896
GNMA II SF 30 Year, 4.50%, 11/20/39	44,213,335	47,751,707
GNMA II SF 30 Year, 4.50%, 12/20/39	79,757,585	85,505,984
GNMA II SF 30 Year, 4.50%, 2/20/40	37,868,571	40,833,276
GNMA II SF 30 Year, 4.50%, 4/20/41	168,468,357	180,377,465
GNMA II SF 30 Year, 4.50%, 5/20/41	106,514,204	114,838,189
GNMA II SF 30 Year, 4.50%, 6/20/41	218,310,988	233,128,188
GNMA II SF 30 Year, 4.50%, 7/20/41	208,851,656	224,266,455
GNMA II SF 30 Year, 4.50%, 9/20/41	177,707,314	191,578,175
GNMA II SF 30 Year, 4.50%, 10/20/41	135,094,301	145,647,941
GNMA II SF 30 Year, 4.50%, 5/20/33 - 9/20/42	152,022,191	163,331,427
GNMA II SF 30 Year, 5.00%, 9/20/33	65,544,936	71,817,528
GNMA II SF 30 Year, 5.00%, 7/20/39	48,667,584	53,228,228
GNMA II SF 30 Year, 5.00%, 6/20/40	55,922,226	61,634,722
[b]GNMA II SF 30 Year, 5.00%, 7/01/40	47,000,000	50,870,154
GNMA II SF 30 Year, 5.00%, 7/20/33 - 9/20/41	167,899,154	183,794,342
GNMA II SF 30 Year, 5.50%, 12/20/34	42,245,742	46,643,503
GNMA II SF 30 Year, 5.50%, 6/20/34 - 4/20/40	238,645,760	263,071,059
GNMA II SF 30 Year, 6.00%, 10/20/23 - 7/20/39	209,635,837	234,602,944
GNMA II SF 30 Year, 6.50%, 6/20/24 - 1/20/39	69,859,294	79,076,392
GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33	15,032,150	17,576,411
GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32	2,838,162	3,343,373
GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30	1,449,924	1,698,676
GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25	662,303	719,215
GNMA II SF 30 Year, 9.00%, 8/20/16 - 11/20/21	176,451	197,053
GNMA II SF 30 Year, 9.50%, 3/20/18 - 4/20/25	140,778	157,423
GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21	245,625	281,757
GNMA II SF 30 Year, 10.50%, 8/20/14 - 2/20/21	511,441	548,629
GNMA II SF 30 Year, 11.00%, 10/20/15 - 1/20/21	100,367	104,610
GNMA II SF 30 Year, 11.50%, 12/20/13 - 1/20/18	26,018	27,041
GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16	39,746	40,782
GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15	16,492	16,769
GNMA II SF 30 Year, 13.00%, 10/20/13 - 7/20/15	8,451	8,542
		9,351,692,456
Total Mortgage-Backed Securities (Cost $9,251,445,511)		9,434,361,355
	Shares	
Short Term Investments (Cost $17,109,205) 0.2%		
Money Market Funds 0.2%		
[c,d]Institutional Fiduciary Trust Money Market Portfolio	17,109,205	17,109,205
Total Investments (Cost $9,268,554,716) 101.6%		9,451,470,560
Other Assets, less Liabilities (1.6)%		(144,513,248)
Net Assets 100.0%		$ 9,306,957,312

[a]The coupon rate shown represents the rate at period end.
[b]A portion or all of the security purchased on a to-be-announced (TBA) basis.
[c]Non-income producing.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Custodian Funds
Statement of Investments, June 30, 2013 (unaudited)

Franklin Utilities Fund	Country	Shares	Value
Common Stocks 97.8%			
Diversified Telecommunication Services 2.3%			
AT&T Inc.	United States	1,800,000	$ 63,720,000
Verizon Communications Inc.	United States	900,000	45,306,000
			109,026,000
Electric Utilities 51.2%			
ALLETE Inc.	United States	1,000,000	49,850,000
American Electric Power Co. Inc.	United States	4,100,000	183,598,000
Cleco Corp.	United States	700,000	32,501,000
Duke Energy Corp.	United States	3,550,000	239,625,000
Edison International	United States	4,400,000	211,904,000
Entergy Corp.	United States	1,655,500	115,355,240
Exelon Corp.	United States	4,900,000	151,312,000
FirstEnergy Corp.	United States	2,700,000	100,818,000
Great Plains Energy Inc.	United States	4,200,000	94,668,000
Hawaiian Electric Industries Inc.	United States	1,046,700	26,491,977
IDACORP Inc.	United States	800,000	38,208,000
NextEra Energy Inc.	United States	2,700,000	219,996,000
Northeast Utilities	United States	1,700,000	71,434,000
NV Energy Inc.	United States	5,500,000	129,030,000
Pepco Holdings Inc.	United States	3,000,000	60,480,000
Pinnacle West Capital Corp.	United States	1,500,000	83,205,000
PNM Resources Inc.	United States	3,300,000	73,227,000
Portland General Electric Co.	United States	1,900,000	58,121,000
PPL Corp.	United States	4,000,000	121,040,000
The Southern Co.	United States	4,100,000	180,933,000
SSE PLC	United Kingdom	800,000	18,536,121
UIL Holdings Corp.	United States	1,360,000	52,020,000
Westar Energy Inc.	United States	1,500,000	47,940,000
Xcel Energy Inc.	United States	4,200,000	119,028,000
			2,479,321,338
Gas Utilities 1.7%			
AGL Resources Inc.	United States	1,000,000	42,860,000
Questar Corp.	United States	1,705,300	40,671,405
			83,531,405
Multi-Utilities 31.9%			
Alliant Energy Corp.	United States	1,500,000	75,630,000
CenterPoint Energy Inc.	United States	4,400,000	103,356,000
CMS Energy Corp.	United States	3,000,000	81,510,000
Consolidated Edison Inc.	United States	1,000,000	58,310,000
Dominion Resources Inc.	United States	3,500,000	198,870,000
DTE Energy Co.	United States	1,100,000	73,711,000
MDU Resources Group Inc.	United States	3,200,000	82,912,000
National Grid PLC	United Kingdom	11,000,000	124,759,135
NiSource Inc.	United States	1,400,000	40,096,000
PG&E Corp.	United States	4,300,000	196,639,000
Public Service Enterprise Group Inc.	United States	3,800,000	124,108,000
RWE AG	Germany	1,400,000	44,683,040
Sempra Energy	United States	2,400,000	196,224,000
TECO Energy Inc.	United States	1,700,000	29,223,000
Vectren Corp.	United States	925,100	31,296,133
Wisconsin Energy Corp.	United States	2,035,000	83,414,650
			1,544,741,958
Oil, Gas & Consumable Fuels 7.6%			
Kinder Morgan Inc.	United States	3,400,000	129,710,000
Spectra Energy Corp.	United States	1,800,000	62,028,000
TransCanada Corp.	Canada	1,800,000	77,523,185

The Williams Cos. Inc.	United States	3,000,000	97,410,000
			366,671,185
Water Utilities 3.1%			
American Water Works Co. Inc.	United States	1,900,000	78,337,000
United Utilities Group PLC	United Kingdom	7,000,000	72,844,917
			151,181,917
Total Common Stocks (Cost $3,255,221,728)			4,734,473,803
		Principal Amount	
Corporate Bonds 1.5%			
Electric Utilities 1.4%			
[a]Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., first lien, 144A, 10.00%, 12/01/20	United States	$ 24,225,000	26,586,938
MidAmerican Energy Holdings Co., senior note, 8.48%, 9/15/28	United States	25,000,000	33,505,550
Northeast Generation Co., senior secured note, B-1, 8.812%, 10/15/26	United States	6,416,015	6,758,085
			66,850,573
Multi-Utilities 0.1%			
Aquila Inc., senior note, 8.27%, 11/15/21	United States	6,100,000	7,193,114
Total Corporate Bonds (Cost $64,126,682)			74,043,687
Total Investments before Short Term Investments (Cost $3,319,348,410)			4,808,517,490
		Shares	
Short Term Investments (Cost $17,808,329) 0.4%			
Money Market Funds 0.4%			
[b,c]Institutional Fiduciary Trust Money Market Portfolio	United States	17,808,329	17,808,329
Total Investments (Cost $3,337,156,739) 99.7%			4,826,325,819
Other Assets, less Liabilities 0.3%			15,561,524
Net Assets 100.0%			$ 4,841,887,343

[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2013, the value of this security was $26,586,938, representing 0.55% of net assets.

[b]Non-income producing.

[c]The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

1. ORGANIZATION

Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds' portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Franklin Income Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Franklin Income Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The fund did not hold any option contracts at period end.

4. MORTGAGE DOLLAR ROLLS

The Franklin U.S. Government Securities Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At June 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin DynaTech Fund	Franklin Growth Fund	Franklin Income Fund
Cost of investments	$ 899,364,550	$ 4,435,280,235	$ 72,246,385,571
Unrealized appreciation	$ 606,210,262	$ 3,394,018,663	$ 9,612,509,282
Unrealized depreciation	(2,387,956)	(111,990,049)	(5,419,844,240)
Net unrealized appreciation (depreciation)	$ 603,822,306	$ 3,282,028,614	$ 4,192,665,042

	Franklin U.S. Government Securities Fund	Franklin Utilities Fund
Cost of investments	$ 9,268,764,726	$ 3,338,484,895
Unrealized appreciation	$ 304,059,133	$ 1,500,496,718
Unrealized depreciation	(121,353,299)	(12,655,794)
Net unrealized appreciation (depreciation)	$ 182,705,834	$ 1,487,840,924

6. RESTRICTED SECURITIES

At June 30, 2013, the Franklin Income Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount/Shares	Issuer	Acquisition Dates	Cost	Value
Franklin Income Fund				
202,671,232	[a] CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	12/09/10 - 5/02/13	$ 201,462,973	$ 166,190,410
91,371	[a] CEVA Holdings LLC	3/10/10 - 5/02/13	177,074,835	82,233,954
2,897	[a] CEVA Holdings LLC, cvt. pfd., A-1	5/02/13	3,882,315	3,476,700
112,565	[a] CEVA Holdings LLC, cvt. pfd., A-2	3/10/10 - 5/02/13	167,381,794	101,308,572
	Total Restricted Securities (Value is 0.46% of Net Assets)		$ 549,801,917	$ 353,209,636

[a]The Fund also invests in unrestricted securities or other investments in the issuer, valued at $13,029,832 as of June 30, 2013.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Income Fund for the nine months ended June 30, 2013, were as shown below.

Name of Issuer	Number of Shares/Warrants/Principal Amount* Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares/Warrants/Principal Amount* Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin Income Fund							
Non-Controlled Affiliates							
Callon Petroleum Co.	4,100,000	-	450,000	3,650,000	$ 12,300,500	$ -	$ 571,151
Callon Petroleum Co., senior secured note, 13.00% 9/15/16	55,135,500	-	-	55,135,500	57,754,436	5,375,711	-
Canadian Oil Sands Ltd.	25,500,000	2,000,000	-	27,500,000	509,273,791	23,078,369	-
CEVA Group PLC, Dollar Tranche B L/C, 5.276% 8/31/16	13,684,211	-	-	13,684,211	13,029,832	667,105	-
CEVA Group PLC, senior note, first lien, 144A, 4.00% 5/01/18	-	202,671,232	-	202,671,232	166,190,410	1,328,623	-
CEVA Holdings LLC	-	91,371	-	91,371	82,233,954	-	-
CEVA Holdings LLC, cvt. pfd., A-1	-	2,897	-	2,897	3,476,700	-	-
CEVA Holdings LLC, cvt. pfd., A-2	-	112,565	-	112,565	101,308,572	-	-
[a]Dex Media Inc.	-	2,048,551	-	2,048,551	35,993,041	-	-
[b]Dex Media Inc., senior sub. note, PIK, 7.00% 1/29/17	36,071,641	1,262,506	-	37,334,147	24,583,677	1,908,841	-
Dex Media West LLC, Term Loan B, 7.00% 10/24/14	4,529,334		4,529,334	-	-	170,431	(297,915)
Dex Media West LLC, Term Loan B, 8.00% 12/30/16	-	4,379,503	218,204	4,161,299	3,477,285	45,775	46,523
[a]Dex One Corp.	10,242,757	-	10,242,757	-	-	-	-
[c]Dynegy Holdings Inc., Escrow Account	-	1,024,235,000	-	1,024,235,000	-	-	-
[c]Dynegy Holdings Inc., senior note, 7.50% 6/01/15	211,500,000	-	211,500,000	-	-	-	-
[c]Dynegy Holdings Inc., senior note, 7.50% 6/01/15	150,000,000	-	150,000,000	-	-	-	-
[c]Dynegy Holdings Inc., senior note, 8.375% 5/01/16	355,235,000	-	355,235,000	-	-	-	-
[c]Dynegy Holdings Inc., senior note, 7.75% 6/01/19	307,500,000	-	307,500,000	-	-	-	-
[c]Dynegy Inc.	9,000,000	17,058,906	-	26,058,906	587,628,330	-	-
[c]Dynegy Inc., wts., 10/02/17	-	1,143,273	-	1,143,273	2,115,055	-	-
Dynegy Midwest Generation LLC, Term Loan, 9.25% 8/05/16	17,325,000	-	17,325,000	-	-	557,685	243,766
Dynegy Power LLC, Term Loan, 9.25% 8/05/16	32,175,000	-	32,175,000	-	-	944,305	458,066
[c]Dynegy Roseton Danskammer Pass Through Trust, Escrow Account	-	40,000,000	-	40,000,000	-	-	-
[c]Dynegy Roseton Danskammer Pass Through Trust, secured bond, B, 7.67% 11/08/16	40,000,000	-	40,000,000	-	-	-	(20,540,379)

[d]R.H. Donnelley Inc., Term Loan B, 9.00% 10/24/14	44,360,678		44,360,678	-		-	1,664,292	(5,442,187)
[d]R.H. Donnelley Inc., Term Loan B, 9.75% 12/30/16	-	42,329,255	1,337,752	40,991,503		31,501,970	451,791	288,698
Safeway Inc.	12,000,000	-	6,548,000	5,452,000		- [e]	4,590,400	42,542,422
Total Affiliated Securities (2.14% of Net Assets)					$	1,630,867,553	$40,783,328	$ 17,870,145

*In U.S. dollars unless otherwise indicated.

[a]During the period, Dex One Corp. merged with Dex Media Inc.

[b]Dex One Corp., senior sub. note, PIK, 14.00% 1/29/17 changed its name to Dex Media Inc., senior sub. note, PIK, 7.00% 1/29/17.

[c]During the period, Dynegy Inc. emerged from bankruptcy and the bonds were converted to common stock.

[d]Company is a wholly owned subsidiary of Dex Media Inc.

[e]As of June 30, 2013, no longer an affiliate.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2013, in valuing the Funds' assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin DynaTech Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]	$ 1,490,738,951	$ -	$ -	$ 1,490,738,951
Short Term Investments	12,447,905	-	-	12,447,905
Total Investments in Securities	$ 1,503,186,856	$ -	$ -	$ 1,503,186,856
Franklin Growth Fund				
Assets:				
Investments in Securities:				
Equity Investments:[a]	$ 6,667,238,228	$ -	$ -	$ 6,667,238,228
Short Term Investments	386,244,026	663,826,595	-	1,050,070,621
Total Investments in Securities	$ 7,053,482,254	$ 663,826,595	$ -	$ 7,717,308,849
Franklin Income Fund				
Assets:				
Investments in Securities:				

	Level 1	Level 2	Level 3	Total
Equity Investments:[b]				
Consumer Discretionary	$ 391,790,878	$ 150,000	$ -[c]	$ 391,940,878
Energy	6,119,940,925	414,551,830	-	6,534,492,755
Financials	5,376,868,120	938,176,065	-	6,315,044,185
Industrials	2,526,374,020	-	187,019,226	2,713,393,246
Materials	4,868,334,295	21,824,320	-	4,890,158,615
Utilities	9,798,928,981	113,434,000	-[c]	9,912,362,981
All Other Equity Investments[a]	8,419,121,721	-	-	8,419,121,721
Equity-Linked Securities	-	8,977,184,511	-	8,977,184,511
Convertible Bonds	-	535,789,370	-	535,789,370
Corporate Bonds	-	22,507,238,115	166,190,410	22,673,428,525
Senior Floating Rate Interests	-	4,020,953,908	-	4,020,953,908
Short Term Investments	807,636,217	247,543,701	-	1,055,179,918
Total Investments in Securities	$ 38,308,995,157	$ 37,776,845,820	$ 353,209,636	$ 76,439,050,613

Franklin U.S. Government Securities Fund

Assets:				
Investments in Securities:				
Mortgage-Backed Securities	$ -	$ 9,434,361,355	$ -	$ 9,434,361,355
Short Term Investments	17,109,205	-	-	17,109,205
Total Investments in Securities	$ 17,109,205	$ 9,434,361,355	$ -	$ 9,451,470,560

Franklin Utilities Fund

Assets:				
Investments in Securities:				
Equity Investments:[a]	$ 4,734,473,803	$ -	$ -	$ 4,734,473,803
Corporate Bonds	-	74,043,687	-	74,043,687
Short Term Investments	17,808,329	-	-	17,808,329
Total Investments in Securities	$ 4,752,282,132	$ 74,043,687	$ -	$ 4,826,325,819

[a]For detailed categories, see the accompanying Statements of Investments.

[b]Includes common, preferred and convertible preferred stocks as well as other equity investments.

[c]Includes securities determined to have no value at June 30, 2013.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CUSTODIAN FUNDS

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date August 27, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date August 27, 2013